Thrivent Series Fund, Inc.

Supplement to Prospectus

dated April 30, 2014

with respect to

Thrivent Partner Technology Portfolio

Effective immediately, the following changes will be made in the sections of the prospectus describing Thrivent Partner Technology Portfolio (the “Portfolio”).

The “Portfolio Manager(s)” section in the “Summary Section” and the disclosure after the first three sentences in the section about the Portfolio in “Portfolio Management” under “Management” are deleted and replaced with the following:

GSAM uses its Growth Investment Team (the “Team”) to manage the Portfolio. Steven Barry, Michael DeSantis, CFA, Jonathan A. Neitzell and Lawrence Tankel are portfolio managers to the Portfolio. Mr. Barry is a Managing Director, Chief Investment Officer of Growth Equity, Chief Investment Officer of Fundamental Equity; and he has been with GSAM since 1999 and has been a portfolio manager of this Portfolio since 2009. Mr. DeSantis, CFA is a Vice President and Portfolio Manager. He has been with GSAM since 2011 and has been a portfolio manager of this Portfolio since 2014. Prior to joining the Team, he worked in Investment Banking at J.P. Morgan. Mr. Neitzell is a Vice President and Portfolio Manager. He has been with GSAM since 2013 and has been a portfolio manager of this Portfolio since 2014. Mr. Neitzell joined the Team from Wells Capital Management, where he served as a senior investment analyst. Mr. Tankel is a Vice President and Portfolio Manager. He has been with GSAM since 2013 and has been a portfolio manager of this Portfolio since 2014. Prior to joining the Team, Mr. Tankel worked for Merrill Lynch for 11 years.

The date of this Supplement is August 14, 2014.

Please include this Supplement with your Prospectus.

28466

Thrivent Series Fund, Inc.

Supplement to the Statement of Additional Information

dated February 28, 2014

with respect to

Thrivent Partner Technology Portfolio

Effective immediately, the following changes are hereby made in the section of the sections of the Statement of Additional Information describing the Portfolio.

1.	The sentence under “GSAM Portfolio Managers” in the section about the Portfolio under “Investment Adviser, Investment Subadvisers, and Portfolio Managers” is deleted and replaced with the following:

Thrivent Partner Technology Portfolio is managed by Steven M. Barry, Michael DeSantis, CFA, Jonathan A. Neitzell and Lawrence Tankel.

2.

The information under “Other Accounts Managed by the GSAM Portfolio Managers” in this section about the Portfolio under “Investment Adviser, Investment Subadvisers, and Portfolio Managers” is deleted and replaced with the following:

The following table provides information relating to other accounts managed by the GSAM portfolio managers as of June 30, 2014:

Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets (in $ millions)	# of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (in $ millions)
Steven M. Barry	Registered Investment Companies:	19	$11,454	0	$0
	Other Pooled Investment Vehicles:	9	$4,841	0	$0
	Other Accounts:	86	$5,799	2	$59
Michael DeSantis	Registered Investment Companies:	1	$409	0	$0
	Other Pooled Investment Vehicles:	2	$251	0	$0
	Other Accounts:	0	$0	0	$0
Jonathan A. Neitzell	Registered Investment Companies:	1	$409	0	$0
	Other Pooled Investment Vehicles:	2	$251	0	$0
	Other Accounts:	0	$0	0	$0
Lawrence Tankel	Registered Investment Companies:	1	$409	0	$0
	Other Pooled Investment Vehicles:	2	$251	0	$0
	Other Accounts:	0	$0	0	$0

The date of this Supplement is August 14, 2014.

Please include this Supplement with your Statement of Additional Information.

28467